Subsequent Events (Details) - USD ($)										1 Months Ended	12 Months Ended
	Mar. 02, 2026	Feb. 25, 2026	Feb. 19, 2026	Feb. 13, 2026	Feb. 09, 2026	Nov. 17, 2025	Jul. 09, 2025	Nov. 01, 2024	Jul. 01, 2024	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Total purchase price (in Dollars)											$ 575,750
Purchase of shares						2,169
Price per share (in Dollars per share)											$ 70,000,000
Exercise price (in Dollars per share)						$ 8.16		$ 2.55	$ 2.55
Exercise shares
Purchase price (in Dollars)						$ 4,750
Share issued							94,124
Aggregate amount (in Dollars)											$ 35,000
Secured Convertible Promissory Notes [Member]
Subsequent Events [Line Items]
Convertible promissory note (in Dollars)						295,000
Total purchase price (in Dollars)						$ 250,000
Series E Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Convertible preferred stock (in Dollars per share)			$ 11.42
Price equal			89.00%
Derivative, Floor Interest Rate			20.00%
Convertible Promissory Notes – Private Placement [Member]
Subsequent Events [Line Items]
Convertible promissory note (in Dollars)										$ 70,000
Convertible Promissory Notes – Equity Crowdfunding [Member]
Subsequent Events [Line Items]
Convertible promissory note (in Dollars)											712,256
Common Stock [Member]
Subsequent Events [Line Items]
Total purchase price (in Dollars)											$ 5,250
Share issued											525,000
Preferred Stock [Member]
Subsequent Events [Line Items]
Convertible preferred stock (in Dollars per share)											$ 0.01
Preferred stock, shares
Subsequent Event [Member]
Subsequent Events [Line Items]
Total purchase price (in Dollars)					$ 250,000
Purchase of shares					2,022
Trading days				10 days
Price per share (in Dollars per share)			$ 6.8
Minimum price percentage				20.00%
Percentage of preferred stock redeemed				120.00%
Nasdaq price (in Dollars per share)			$ 11.42
Common stock exercisable shares			62,500
Exercise price (in Dollars per share)			$ 13.704
Purchase price (in Dollars)			$ 5,000,000
Purchase fees (in Dollars)			25,000
Payments for Other Fees (in Dollars)			$ 300,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share)					$ 8.16
Subsequent Event [Member] | Placement Agent Warrant [Member]
Subsequent Events [Line Items]
Share issued			24,057
Subsequent Event [Member] | Secured Convertible Promissory Notes [Member]
Subsequent Events [Line Items]
Convertible promissory note (in Dollars)					$ 275,000
Subsequent Event [Member] | Series E Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Number of designated shares.				45,000
Preferred stock value (in Dollars)				$ 1,098.9
Percentage of stated value				10.00%
Annual rate				15.00%
Trading days				5 days
Percentage of weighted average price				89.00%
Price per share (in Dollars per share)				$ 1
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)			$ 11.42
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Share issued			846,368
Subsequent Event [Member] | Convertible Promissory Notes – Private Placement [Member]
Subsequent Events [Line Items]
Aggregate amount (in Dollars)			$ 73,857
Aggregate shares			14,151
Subsequent Event [Member] | Convertible Promissory Notes – Equity Crowdfunding [Member]
Subsequent Events [Line Items]
Aggregate amount (in Dollars)		$ 760,955
Aggregate shares		91,535
Subsequent Event [Member] | Certificate of Designation [Member]
Subsequent Events [Line Items]
Own percentage				9.99%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share)			$ 11.42
Subsequent Event [Member] | Common Stock [Member] | Warrant [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share)			$ 8.16
Exercise shares			3,502,627
Subsequent Event [Member] | Preferred Stock [Member] | Series E Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock, shares			5,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Share issued	4,193		173,505
Common Stock [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Total purchase price (in Dollars)					$ 500,000
Dividend Rights [Member] | Subsequent Event [Member] | Series E Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Percentage of stated value				9.00%
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock value (in Dollars)											$ 8,464	$ 8,464
Convertible preferred stock (in Dollars per share)											$ 0.01	$ 0.01
Preferred stock, shares											846,368	846,368
Series A Preferred Stock [Member] | Preferred Stock [Member]
Subsequent Events [Line Items]
Total purchase price (in Dollars)
Share issued
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Share issued			846,368
Series A-1 preferred stock [Member]
Subsequent Events [Line Items]
Preferred stock value (in Dollars)											$ 6,515	$ 6,515
Convertible preferred stock (in Dollars per share)											$ 0.01	$ 0.01
Preferred stock, shares											651,465	651,465
Series A-1 preferred stock [Member] | Preferred Stock [Member]
Subsequent Events [Line Items]
Total purchase price (in Dollars)
Share issued
Series A-1 preferred stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Share issued			651,465
SeriesA-2 Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock value (in Dollars)											$ 4,424	$ 4,424
Convertible preferred stock (in Dollars per share)											$ 0.01	$ 0.01
Preferred stock, shares											442,402	442,402
SeriesA-2 Preferred Stock [Member] | Preferred Stock [Member]
Subsequent Events [Line Items]
Total purchase price (in Dollars)
Share issued
SeriesA-2 Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Share issued			442,402
Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock value (in Dollars)											$ 14,715	$ 14,715
Convertible preferred stock (in Dollars per share)											$ 0.01	$ 0.01
Preferred stock, shares											1,471,487	1,471,487
Series B Preferred Stock [Member] | Preferred Stock [Member]
Subsequent Events [Line Items]
Total purchase price (in Dollars)
Share issued
Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Share issued			1,471,487
Series C Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock value (in Dollars)											$ 12,040	$ 12,040
Convertible preferred stock (in Dollars per share)											$ 0.01	$ 0.01
Preferred stock, shares											1,204,040	1,204,040
Series C Preferred Stock [Member] | Preferred Stock [Member]
Subsequent Events [Line Items]
Total purchase price (in Dollars)
Share issued
Series C Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Share issued			1,204,040
Series D Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock value (in Dollars)											$ 1,016	$ 624
Convertible preferred stock (in Dollars per share)											$ 0.01	$ 0.01
Preferred stock, shares											101,565	62,441
Series D Preferred Stock [Member] | Preferred Stock [Member]
Subsequent Events [Line Items]
Total purchase price (in Dollars)
Share issued
Series D Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Share issued			101,565